TANGIBLE EQUITY UNITS - Components of Each TEU (Details) $ / shares in Units, $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Mar. 05, 2020 CAD ($) $ / shares	Mar. 05, 2020 USD ($)	Dec. 31, 2019 CAD ($)
TANGIBLE EQUITY UNITS
Fair value price per TEU on issuance, Purchase Contracts (in dollars per unit) | $ / shares		$ 55.71
Fair value price per TEU on issuance, Amortizing Notes (in dollars per unit) | $ / shares		11.43
Fair value price per TEU on issuance (in dollars per share) | $ / shares		$ 67.14
Gross proceeds, Purchase Contracts		$ 863.5
Gross proceeds, Amortizing Notes		177.2
Gross proceeds		1,040.7	$ 775.0
Issuance costs, Purchase Contracts		(28.1)
Issuance costs, Amortizing Notes		(5.7)
Issuance costs		(33.8)
Net proceeds on issuance, Purchase Contracts	$ 1,263.7	835.4		$ 0.0
Net proceeds on issuance, Amortizing Notes	123.4	171.5		0.0
Net proceeds on issuance	$ 1,387.1	$ 1,006.9		$ 0.0